Commitments and Contingencies - Additional Information (Details) - Rigetti Computing, Inc [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Straight Line Rent Adjustments	$ 0.4	$ 0.5
Deferred Rent Credit, Current	$ 0.3		$ 0.4